Deferred Income	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Deferred Income
9. Deferred Income
The amounts shown in the accompanying consolidated balance sheets amounting to $2,995,657 and $5,743,234 mainly
represent cash related to time and bareboat charter revenues received in advance as of December 31, 2020 and as of December 31, 2021, respectively.